Leases - Schedule of Future Minimum Rental Payments for Operating Leases (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Lessee, Lease, Description [Line Items]
2021	$ 128,202
2022	121,246
2023	115,914
2024	112,145
2025	107,585
Thereafter	830,230
Total lease payments	1,415,322
Lease discount	(605,881)
Operating lease liability	809,441
Restaurant
Lessee, Lease, Description [Line Items]
2021	122,497
2022	117,025
2023	112,715
2024	109,398
2025	104,984
Thereafter	822,563
Total lease payments	1,389,182
Other
Lessee, Lease, Description [Line Items]
2021	5,705
2022	4,221
2023	3,199
2024	2,747
2025	2,601
Thereafter	7,667
Total lease payments	$ 26,140